Schedule of Investments
March 31, 2024 (unaudited)

Spectrum Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(@)

Common Stocks (United States) - Long - 84.7%

Communication Services - 6.2%
ALPHABET INC (A) (1)	7,045	1,063,302
ALPHABET INC. (C) (1)	30,258	4,607,083
META PLATFORMS INC	12,599	6,117,822
NETFLIX INC (1)	1,588	964,440
TELEPHONE & DATA SYS INC DEL NEW	3,770	60,395
TRIPADVISOR INC (1)	531	14,756

		12,827,798

Consumer Discretionary - 13.8%
AMAZON.COM INC (1)	22,870	4,125,291
BEST BUY CO INC	4,074	334,190
BURLINGTON STORES INC (1)	1,386	321,815
DR HORTON INC	10,874	1,789,317
EBAY INC	17,638	930,934
ETHAN ALLEN INTERIORS INC	5,080	175,616
ETSY INC (1)	1,272	87,412
FRONTDOOR INC (1)	1,128	36,750
GARMIN LIMITED	13,222	1,968,359
HELEN OF TROY LTD (1)	3,572	411,637
HOME DEPOT INC	8,084	3,101,022
INSTALLED BUILDING PRODUCTS INC	38	9,832
KB HOME	1,631	115,605
LA Z BOY INC	10,301	387,524
LEGGETT & PLATT INC	30,072	575,879
LENNAR CORP	26,879	4,622,650
LOWES COMPANIES INC	2,256	574,671
MDC HOLDINGS INC	4,479	281,774
MERITAGE HOMES CORPORATION	35	6,141
MOHAWK INDS INC (1)	11,557	1,512,696
NVR INC (1)	27	218,699
OLLIE'S BARGAIN OUTLET HOLDINGS INC (1)	3,451	274,596
PULTEGROUP INC	6,849	826,126
ROSS STORES INC	17,154	2,517,521
SKYLINE CHAMPION CORPORATION (1)	4,690	398,697
SONOS INC (1)	11,465	218,523
TAYLOR MORRISON HOME CORP (1)	1,457	90,582
TEMPUR SEALY INTERNATIONAL INC	1,892	107,503
THE AARON'S COMPANY INC	2,050	15,375
TJX COMPANIES INC	4,893	496,248
TOLL BROS INC	3,563	460,945
TOPBUILD CORP (1)	21	9,255
VIZIO HOLDING CORP (1)	9,251	101,206
WHIRLPOOL CORP	9,965	1,192,113
WORTHINGTON ENTERPRISES INC	840	52,273

		28,348,777

Consumer Staples - 4.3%
ANDERSONS INC	959	55,018
BJ WHOLESALE CLUB HOLDINGS INC (1)	1,160	87,754
CASEYS GEN STORES INC	59	18,789
COSTCO WHOLESALE CORP	3,175	2,326,100
DOLLAR GENERAL CORP NEW	4,030	628,922
DOLLAR TREE INC (1)	4,954	659,625
KROGER CO	11,788	673,448
SYSCO CORP	14,443	1,172,483
TARGET CORPORATION	4,892	866,911
WALGREEN BOOTS ALLIANCE INC	20,093	435,817
WALMART INC	28,960	1,742,523
WEIS MKTS INC	1,772	114,117

		8,781,507

Energy - 6.7%
Berry Corporation (bry)	842	6,778
CHENIERE ENERGY INC	4,310	695,117

CHEVRON CORP	10,685	1,685,452
CONOCOPHILLIPS	4,387	558,377
DIAMONDBACK ENERGY, INC	6,342	1,256,794
DT MIDSTREAM INC	8,241	503,525
EOG RESOURCES INC	5,811	742,878
EXXON MOBIL CORP (1)	16,378	1,903,779
FLEX LNG LTD	1,387	35,271
KINDER MORGAN INC (DELAWARE)	21,246	389,652
KLX ENERGY SERVICES HOLDINGS INC.	744	5,759
NEW FORTRESS ENERGY LLC	3,093	94,615
ONEOK INC NEW (1)	12,267	983,445
PHILLIPS 66	736	120,218
PIONEER NATURAL RESOURCES	11,731	3,079,388
SCORPIO TANKERS INC	438	31,339
TEEKAY CORPORATION	1,555	11,320
VALERO ENERGY CORP (1)	5,401	921,897
WILLIAMS COS INC	20,880	813,694

		13,839,298

Financials - 11.1%
ALLY FINANCIAL INC	19,445	789,273
AMERICAN INTL GROUP NEW	531	41,508
AMERIPRISE FINANCIAL, INC	3,213	1,408,708
ASSOCIATED BANC CORP	1,725	37,105
BANK OF NEW YORK MELLON CORP	8,973	517,024
Berkshire Hathaway Class B (1)	21,780	9,158,926
CAPITAL ONE FINL CORP	6,090	906,740
CHUBB LIMITED	266	68,929
CINCINNATI FINL CORP	244	30,297
CITIZENS FINANCIAL GROUP INC	8,984	326,029
COMPASS DIVERSIFIED	850	20,460
ESSENT GROUP LTD	2,896	172,341
EURONET WORLDWIDE INC (1)	189	20,777
FIRST AMERICAN FINANCIAL CORP	3,379	206,288
HEARTLAND FINL USA INC	1,742	61,231
INVESTORS TITLE CO	43	7,017
MASTERCARD INCORPORATED	12,868	6,196,843
NORTHERN TRUST CORP	11,952	1,062,772
PNC FINANCIAL SVCS GROUP INC	895	144,632
STATE STREET CORP	17,025	1,316,373
STEWART INFORMATION SVCS CRP	1,250	81,325
SYNCHRONY FINANCIAL	1,954	84,256
WAFD INC	2,572	74,665

		22,733,519

Healthcare - 6.5%
BRISTOL-MYERS SQUIBB CO	5,486	297,506
CENTENE CORPORATION (1)	5,447	427,481
CVS HEALTH CORP	8,341	665,278
ELEVANCE HEALTH INC	2,011	1,042,784
ELI LILLY & CO	1,728	1,344,315
FULGENT GENETICS, INC. (1)	1,658	35,979
HUMANA INC	1,183	410,170
JOHNSON AND JOHNSON	15,329	2,424,895
LAB CORP OF AMERICA NEW	1,551	338,831
MCKESSON CORP	4,092	2,196,790
MODIVCARE INC. (1)	683	16,016
MOLINA HEALTHCARE INC (1)	15	6,162
NANO-X IMAGING LTD (1)	1,010	9,868
PRIVIA HEALTH GROUP, INC. (1)	3,097	60,670
QUEST DIAGNOSTICS INC	1,621	215,771
THE CIGNA GROUP	2,529	918,508
UNITEDHEALTH GROUP INC (DEL)	5,444	2,693,147
VIATRIS INC.	664	7,928
ZOETIS INC	1,062	179,701

		13,291,800

Industrials - 10.1%
A. O. SMITH CORP	8,992	804,424
AECOM	16,608	1,628,913
AIR LEASE CORP	6,799	349,741
ALLEGION PLC	699	94,162
APPLIED INDUSTRIAL TECH INC	130	25,682
ARCOSA INC	372	31,940
ARMSTRONG WORLD INDS INC	377	46,831
BOISE CASCADE COMPANY	1,218	186,805

BUILDERS FIRSTSOURCE INC (1)	2,035	424,399
DELTA AIR LINES INC. (NEW)	11,055	529,203
EAGLE BULK SHIPPING INC (1)	3,372	210,649
EMCOR GROUP INC	1,800	630,360
FASTENAL CO	27,043	2,086,097
FERGUSON PLC	7,647	1,670,334
FORTUNE BRANDS INNOVATIONS INC	2,478	209,812
GATX CORP	2,278	305,320
GENCO SHIPPING & TRADING LTD	989	20,106
GRACO INC	3,545	331,316
GRAINGER W W INC	844	858,601
HUDSON TECHNOLOGIES INC (1)	2,565	28,241
JOHNSON CONTROLS INTERNATIONAL PLC	788	51,472
KARAT PACKAGING INC.	287	8,211
KIRBY CORPORATION (1)	13,037	1,242,687
LIMBACH HOLDINGS INC (1)	563	23,319
MASCO CORP	676	53,323
MASTEC INC (FL) (1)	53	4,942
MATSON INC	2,292	257,621
MCGRATH RENT CORP	1,730	213,430
MDU RESOURCES GROUP INC	53,003	1,335,676
MSC INDUSTRIAL DIRECT CO INC	9,056	878,794
NORFOLK SOUTHERN CORP	4,022	1,025,087
OWENS CORNING INC	2,183	364,124
QUANTA SERVICES INC	265	68,847
TRANE TECHNOLOGIES PLC	168	50,434
UBER TECHNOLOGIES INC (1)	4,304	331,365
UFP Industries, Inc.	3,963	487,489
U-HAUL HOLDING COMPANY (1)	2,914	194,306
UNION PACIFIC CORP	9,532	2,344,205
UNITED AIRLINES HOLDINGS INC (1)	11,575	554,211
VALMONT INDS INC	287	65,516
WASTE MANAGEMENT INC	3,091	658,847

		20,686,842

Information Technology - 24.0%
ADOBE INC. (1)	1,508	760,937
ADVANCED MICRO DEVICES INC (1)	4,255	767,985
AMKOR TECHNOLOGY INC	1,710	55,130
ANALOG DEVICES INC	16,131	3,190,550
APPLE INC	16,133	2,766,487
APPLIED MATERIALS INC	7,795	1,607,563
BROADCOM INC	1,416	1,876,781
CADENCE DESIGNS SYS (1)	173	53,851
COHU INC (1)	291	9,699
CONSENSUS CLOUD SOLUTIONS, INC. (1)	2,530	40,126
DIGITAL TURBINE INC (1)	4,282	11,219
DOCUSIGN INC (1)	2,549	151,793
DOLBY LABORATORIES INC	466	39,037
ENPHASE ENERGY INC (1)	4,935	597,036
FIRST SOLAR INC (1)	5,493	927,218
ICHOR HOLDINGS (1)	952	36,766
IMPINJ INC (1)	162	20,802
INTEL CORP	17,050	753,099
INTUIT INC	3,090	2,008,500
KLA Corporation	2,259	1,578,070
MANHATTAN ASSOCIATES INC (1)	1,663	416,132
MARATHON DIGITAL HOLDINGS, INC (1)	13,657	308,375
MARVELL TECHNOLOGY INC.	245	17,366
MICROCHIP TECH INC	7,920	710,503
MICRON TECH INC	4,254	501,504
MICROSOFT CORP	24,467	10,293,756
NCR VOYIX CORPORATION (1)	1,386	17,505
NVIDIA CORP	10,649	9,622,010
ON SEMICONDUCTOR CORP (1)	6,497	477,854
ORACLE CORPORATION	4,897	615,112
PALANTIR TECHNOLOGIES INC (1)	13,470	309,945
PHOTRONICS INC (1)	3,043	86,178
QORVO INC (1)	1,308	150,198
QUALCOMM INC	14,327	2,425,561
SKYWORKS SOLUTIONS INC	13,512	1,463,620
SMARTSHEET INC (1)	183	7,046
TERADYNE INC	2,875	324,386
TEXAS INSTRUMENTS INC	24,717	4,305,949

		49,305,649

Materials - 1.1%
CLEARWATER PAPER CORP (1)	3,492	152,705
EASTMAN CHEMICAL COMPANY	2,257	226,197
LOUISIANA PAC CORP	3,593	301,489
MARTIN MARIETTA MATL INC	699	429,144
OLIN CORP	2,843	167,168
SYLVAMO CORPORATION	2,550	157,437
VULCAN MATERIALS CO	2,653	724,057

		2,158,197

Real Estate Investment Trust - 0.0%
OFFICE PPTYS INCOME TR	2,881	5,877
RMR GROUP INC. (THE) (A)	626	15,024

		20,901

Utilities - 0.9%
AES CORPORATION	25,540	457,932
BROOKFIELD RENEWABLE CORPORATION W/I	10,278	252,530
CLEARWAY ENERGY INC	28,678	661,028
OGE ENERGY CORP	136	4,665
ORMAT TECHNOLOGIES INC	7,661	507,082

		1,883,237

Total Common Stocks (United States) - Long	(Cost	$141,621,397)	173,877,525

Preferred Stock (United States) - 0.0%

WESCO International, Inc. Series A Variable Preferred, 9.7% (4)		198	5,209

Total Preferred Stock (United States)	(Cost	$4,949)	5,209

Warrants (United States) - 0.0%

Chaparral Energy, Inc. A Warrants, Expiration Date 10/14/2024 (1)(4)		1	0
Chaparral Energy, Inc. B Warrants, Expiration Date 10/14/2025 (1)(4)		1	0
Civitas Solutions, Inc. A Warrants, Expiration Date 1/20/2025 (1)(4)		13	0
Civitas Solutions, Inc. B Warrants, Expiration Date 1/20/2026 (1)(4)		6	0
Oasis Petroleum, Inc. Warrants, Expiration Date 11/19/2024 (1)(4)		7	0

Total Warrants (United States)	(Cost	$2,181)	0

Registered Investment Companies - 6.5%

ISHARES SHORT TREASURY BOND ETF		120,655	13,337,204

Total Registered Investment Companies	(Cost	$13,310,196)	13,337,204

Money Market Registered Investment Companies - 6.8%

Meeder Institutional Prime Money Market Fund, 5.33% (2)		14,016,091	14,017,492

Total Money Market Registered Investment Companies	(Cost	14,008,055)	14,017,492

Total Investments - Long - 98.0%	(Cost	$168,946,778)	201,237,430

Total Securities Sold Short - (10.3%)	(Proceeds Received	$(20,339,563))	(21,079,419)

Other Assets less Liabilities - 12.3%			25,251,300

Total Net Assets - 100.0%			205,409,311

Common Stocks (United States) - Short - (10.3%)

Consumer Discretionary - (3.3%)
EMPIRE RESORTS INC CLASS C (1)(4)	(245)	0
FORD MOTOR COMPANY	(91,861)	(1,219,914)
GENERAL MOTORS COMPANY	(16,206)	(734,942)
HARLEY - DAVIDSON INC	(20,940)	(915,916)
POOL CORPORATION	(2,809)	(1,133,432)
TESLA INC (1)	(197)	(34,631)
THOR INDUSTRIES INC	(10,776)	(1,264,456)
WINNEBAGO INDUSTRIES INC	(17,711)	(1,310,614)

		(6,613,905)

Consumer Staples - (0.9%)
CELSIUS HOLDINGS INC (1)		(8,071)	(669,247)
DARLING INGREDIENTS INC (1)		(10,520)	(489,285)
FRESHPET INC (1)		(5,561)	(644,297)

			(1,802,829)

Energy - (0.1%)
TIDEWATER INC NEW		(3,020)	(277,840)

			(277,840)

Financials - (0.3%)
COINBASE GLOBAL INC (1)		(1,960)	(519,635)
PJT PARTNERS INC		(1,150)	(108,399)

			(628,034)

Healthcare - (0.7%)
ALPINE IMMUNE SCIENCES INC (1)		(294)	(11,654)
CEREVEL THERAPEUTICS HOLDINGS, INC (1)		(2,800)	(118,356)
EXACT SCIENCES CORPORATION (1)		(3,019)	(208,492)
GLOBUS MEDICAL INC (1)		(10,444)	(560,216)
IDEAYA BIOSCIENCES, INC. (1)		(2,127)	(93,333)
NUVALENT INC (1)		(243)	(18,247)
REPLIGEN CORP (1)		(2,031)	(373,542)
TWIST BIOSCIENCE CORPORATION (1)		(938)	(32,183)

			(1,416,023)

Industrials - (0.7%)
CHART INDUSTRIES INC (1)		(1,214)	(199,970)
HEICO CORPORATION		(5,955)	(1,137,405)

			(1,337,375)

Information Technology - (0.7%)
ARISTA NETWORKS INC (1)		(1,374)	(398,433)
F5, INC. (1)		(4,445)	(842,728)
LUMENTUM HOLDINGS INC. (1)		(6,088)	(288,267)

			(1,529,428)

Materials - (0.2%)
SEALED AIR CORP		(11,484)	(427,205)

			(427,205)

Real Estate Investment Trust - (1.5%)
DIGITAL REALTY TRUST INC		(3,706)	(533,812)
ESSENTIAL PROPERTIES REALTY TRUST INC		(4,051)	(108,000)
FIRST INDUSTRIAL REALTY TR INC		(10,004)	(525,610)
INNOVATIVE INDUSTRIAL PROPERTIES INC		(1,573)	(162,868)
PROLOGIS INC		(6,441)	(838,747)
REXFORD INDUSTRIAL REALTY INC		(5,617)	(282,535)
STAG INDUSTRIAL INC		(9,900)	(380,556)
TERRENO REALTY CORP		(4,458)	(296,011)

			(3,128,139)

Utilities - (1.9%)
BROOKFIELD INFRASTRUCTURE CORP		(1,557)	(56,114)
CALIFORNIA WTR SVCS GRP DEL		(24,476)	(1,137,644)
CONSOLIDATED WATER CO INC		(3,837)	(112,462)
DOMINION ENERGY INC		(5,563)	(273,644)
MIDDLESEX WTR CO		(6,095)	(319,988)
NRG ENERGY INC		(17,166)	(1,161,967)
SJW GROUP (DEL)		(12,756)	(721,862)
YORK WATER COMPANY (THE)		(3,721)	(134,961)

			(3,918,642)

Total Securities Sold Short (United States)	(Proceeds Received	$(20,339,563))	(21,079,419)

Trustee Deferred Compensation (3)

Meeder Balanced Fund - Retail Class		984	13,363
Meeder Dynamic Allocation Fund - Retail Class		2,394	35,383
Meeder Muirfield Fund - Retail Class		2,964	29,818
Meeder Conservative Allocation Fund - Retail Class		313	7,118

Total Trustee Deferred Compensation	(Cost	$72,505)	85,682

Futures Contracts

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
E-mini Standard & Poors MidCap 400 Futures	36	6/21/2024	11,078,640	292,829
Mini MSCI EAFE Index Futures	161	6/21/2024	18,974,655	84,445
Mini MSCI Emerging Markets Index Futures	108	6/21/2024	5,664,600	(52,213)
Russell 2000 Mini Index Futures	154	6/21/2024	16,523,430	409,922
Standard & Poors 500 Mini Futures	(25)	6/21/2024	(6,635,625)	(49,604)

Total Futures Contracts	434		45,605,700	685,379

(@)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 - quoted prices in active markets for identical securities

●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (5)
Level 1 - Quoted Prices	$201,237,430	$685,379
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$201,237,430	$685,379

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(1)	Represents non-income producing securities.

(2)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2024.

(3)	Assets of affiliates to the Spectrum Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(4)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.

(5)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.